Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on
January 10, 2000,
under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in
May 2004
and
December 2007,
respectively. The Company is an international provider of worldwide oil, petroleum products and chemicals transportation services.

As of
December 31, 2017,
the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not
exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements as well as intermediary companies that are
100%
subsidiaries of the Company that own shipowning companies.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

	Wholly owned Shipowning Companies with vessels in operations during years ended December 31, 2015, 2016 and 2017	Date of Incorporation	Country of Incorporation	Vessel
1	Monte Carlo 71 Shipping Company Limited	June 2014	Marshall Islands	M/T Stenaweco Energy (acquired June 2014), sold January 2015
2	Monte Carlo One Shipping Company Ltd	June 2012	Marshall Islands	M/T Stenaweco Evolution (acquired March 2014), sold March 2015
3	Monte Carlo Seven Shipping Company Limited	April 2013	Marshall Islands	M/T Stenaweco Excellence (acquired March 2014)
4	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	M/T Nord Valiant (acquired March 2014)
5	Monte Carlo 37 Shipping Company Limited	September 2013	Marshall Islands	M/T Eco Fleet (acquired March 2014)
6	Monte Carlo 39 Shipping Company Limited	December 2013	Marshall Islands	M/T Eco Revolution (acquired March 2014 )

	Wholly owned Shipowning Companies with vessels under construction during year ended December 31, 2017	Date of Incorporation	Country of Incorporation	Vessel
7	Astarte International Inc	April 2017	Marshall Islands	M/T Eco Palm Desert (acquired April 2017)
8	PCH77 Shipping Company Limited	September 2017	Marshall Islands	M/T Eco California (acquired November 2017)

As of
December 31, 2017,
the Company was the owner of
90%
of outstanding shares of the following company.

	Shipowning Company	Date of Incorporation	Country of Incorporation	Vessel
1	Eco Seven Inc.	February 2017	Marshall Islands	M/T Stenaweco Elegance (acquired February, 2017)

As of
December 31, 2017,
the Company was the owner of
50%
of outstanding shares of the following companies that each owns a vessel under construction.

	Shipowning Companies	Date of Incorporation	Country of Incorporation	Vessel
1	City of Athens Inc.	November 2016	Marshall Islands	M/T Eco Holmby Hills (contract acquired June, 2017)
2	Eco Nine Inc.	March 2015	Marshall Islands	M/T Eco Palm Springs (contract acquired June, 2017)

On
February 20, 2017,
the Company acquired a
40%
ownership interest in Eco Seven Inc. (“Eco Seven”), a Marshall Islands corporation, from Malibu Shipmanagement Co. (“Malibu”), a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, an irrevocable trust established for the benefit of certain family members of Evangelos J. Pistiolis, the Company’s President, Chief Executive Officer and Director, for an aggregate purchase price of
$6,500,
pursuant to a share purchase agreement. On
March 30, 2017,
the Company acquired another
9%
ownership interest in Eco Seven from Malibu for an aggregate purchase price of
$1,500.
On
May 30, 2017,
the Company acquired an additional
41%
interest in Eco Seven from Malibu, for
$6,500,
increasing the Company’s interest to
90%.
The Company controls the board and management of Eco Seven and thus consolidates Eco Seven in its financial statements from
February 20, 2017
onwards. Eco Seven owns M/T Stenaweco Elegance, a
50,118
dwt product/chemical tanker that was delivered from Hyundai Vinashin Shipyard Co., Ltd of Vietnam (“Hyundai”) on
February 28, 2017.

On
March 30, 2017,
the Company, acquired a
49%
ownership interest in City of Athens from Fly Free Company, a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, for an aggregate purchase price of
$4,200.
City of Athens is a party to a newbuilding contract for the construction of M/T Eco Holmby Hills, a
50,000
dwt newbuilding product/chemical tanker scheduled for delivery from Hyundai in
March 2018.
Furthermore on
March 30, 2017,
the Company, acquired a
49%
ownership interest in Eco Nine from Maxima International Co., a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, for an aggregate purchase price of
$3,500.
Eco Nine is a party to a newbuilding contract for the construction of M/T Eco Palm Springs, a
50,000
dwt newbuilding product/chemical tanker scheduled for delivery from Hyundai in
May 2018.
On
June 14, 2017
the company acquired an additional
1%
interest in City of Athens and in Eco Nine for an aggregate consideration of
$157,
increasing the Company’s interest in both companies to
50%.

On
April 26, 2017,
the Company acquired a
100%
ownership interest in Astarte International Inc. (“Astarte”) from Indigo Maritime Ltd, a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, for an aggregate purchase price of
$6,000.
Astarte is party to a newbuilding contract for the construction of M/T Eco Palm Desert, a
50,000
dwt newbuilding product/chemical tanker scheduled for delivery from Hyundai in
September 2018.

On
November 24, 2017,
the Company acquired all of the outstanding shares of
PCH77
Shipping Company Limited, a Marshall Islands company that owns a new building contract for M/T Eco California, a
50,000
dwt newbuilding product/chemical tanker scheduled for delivery from Hyundai Mipo Dockyard Co., Ltd. in Korea from an entity affiliated with Evangelos J. Pistiolis. The Company paid
$3,600
for the outstanding shares and the vessel is scheduled for delivery during
January 2019.

The above transactions were approved by a special committee of the Company's board of directors, or the Transaction Committee, of which the majority of the directors were independent. In the course of its deliberations, the Transaction Committee hired and obtained fairness opinions from an independent financial advisor.

The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer.

The amount of the consideration given in excess of the net assets acquired is recognized as a reduction to the Company’s capital and presented as Excess of consideration over acquired assets in the Company’s consolidated statement of stockholders' equity for the twelve
months ended
December 31, 2017.
An analysis of the consideration paid is presented in the table below:

Consideration in cash	24,100
Less: Net assets of companies acquired	11,191
Excess of consideration over acquired assets	12,909